Subsequent Events - Additional Information (Detail) (USD $)		1 Months Ended				1 Months Ended			0 Months Ended													1 Months Ended			1 Months Ended
	Sep. 30, 2013 Bank of America, N.A. Line of Credit Credit Facility	Mar. 06, 2012 2009 11 1/2% Second Lien Senior Secured Notes, due November 2017 Senior Secured Notes	Sep. 30, 2013 2009 11 1/2% Second Lien Senior Secured Notes, due November 2017 Senior Secured Notes	Sep. 30, 2012 2009 11 1/2% Second Lien Senior Secured Notes, due November 2017 Senior Secured Notes	Oct. 31, 2009 2009 11 1/2% Second Lien Senior Secured Notes, due November 2017 Senior Secured Notes	Nov. 19, 2013 Subsequent Event	Nov. 19, 2013 Subsequent Event Senior Secured Credit Facilities Senior Secured Notes	Nov. 19, 2013 Subsequent Event Senior Secured Credit Facilities Revolving Credit Facility	Nov. 19, 2013 Subsequent Event Senior Secured Credit Facilities Term Loan A Facility LIBOR	Nov. 19, 2013 Subsequent Event Term Loan A Facility Senior Secured Notes	Nov. 19, 2013 Subsequent Event Term Loan A Facility Senior Secured Notes Minimum	Nov. 19, 2013 Subsequent Event Term Loan A Facility Senior Secured Notes Maximum	Nov. 19, 2013 Subsequent Event Term Loan A Facility Senior Secured Notes LIBOR Minimum	Nov. 19, 2013 Subsequent Event Term Loan A Facility Senior Secured Notes LIBOR Maximum	Nov. 19, 2013 Subsequent Event Term Loan A Facility Senior Secured Notes Federal Funds Rate	Nov. 19, 2013 Subsequent Event Term Loan A Facility Senior Secured Notes One-Month LIBOR	Nov. 19, 2013 Subsequent Event Term Loan B Facility Senior Secured Notes	Nov. 19, 2013 Subsequent Event Term Loan B Facility Senior Secured Notes Minimum	Nov. 19, 2013 Subsequent Event Term Loan B Facility Senior Secured Notes Maximum	Nov. 19, 2013 Subsequent Event Term Loan B Facility Senior Secured Notes LIBOR	Nov. 19, 2013 Subsequent Event Term Loan B Facility Senior Secured Notes Base Rate	Nov. 19, 2013 Subsequent Event Term Loan B Facility Revolving Credit Facility Minimum	Nov. 19, 2013 Subsequent Event Term Loan B Facility Revolving Credit Facility Maximum	Nov. 19, 2013 Subsequent Event Bank of America, N.A. Line of Credit Credit Facility	Dec. 19, 2013 Subsequent Event 2009 11 1/2% Second Lien Senior Secured Notes, due November 2017 Senior Secured Notes	Nov. 19, 2013 Subsequent Event 2009 11 1/2% Second Lien Senior Secured Notes, due November 2017 Senior Secured Notes
Subsequent Event [Line Items]
Loan face amount					$ 200,000,000		$ 955,000,000	$ 100,000,000		$ 125,000,000							$ 730,000,000
Interest rate, year one										5.00%
Interest rate, year two										7.50%
Interest rate, year three										10.00%
Debt instrument, floor rate																	1.00%
Debt Instrument, Variable Rate, Measurement Period									1 month
Basis spread on variable rate															0.50%	1.00%		3.50%	4.50%
Variable rate, leverage-based margin											2.50%	3.50%	3.50%	4.50%
Variable rate, minimum																				1.00%	2.00%
Fee assessed on unused revolving credit																						0.375%	0.50%
Borrowing capacity	16,500,000																							16,500,000
Debt extinguished		199,800,000																							200,000	199,800,000
Refinancing costs						60,900,000
Unamortized discount			5,000	6,000		12,800,000
Capitalized refinancing costs						$ 15,300,000